Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 56,270,000
Total Fee Amount	7,770.89
Total Offset Amount	0
Net Fee	$ 7,770.89
Offset Table N/A	N/A